Income and Expenses - Summary of Contract Liabilities and Unearned Revenues Account (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Offsetting Liabilities [Line Items]
Total contract liabilities and unearned revenues	₱ 17,114	₱ 13,621	₱ 9,571	₱ 8,483
Contract liabilities:
Noncurrent	204	223
Current	5	21
Noncurrent	7,411	3,335
Current	9,494	10,042
Unearned revenues from prepaid contracts [member]
Offsetting Liabilities [Line Items]
Unearned revenues from prepaid contracts	5,842	6,716
Leased facilities [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	4,938	2,045
Short-term advances for installatin services [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	4,180	2,355
Advance Monthly Service Fees
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	2,136	2,476
Long-term advances from equipment [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	₱ 18	₱ 29